Earnings per share - Basic and Diluted Earnings Per Share Calculation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income	$ 69,862,177	$ 51,936,829	$ 34,253,365
Less: Undistributed earnings allocated to non-vested shares	2,701,759	813,111	216,168
Less: Undistributed earnings allocated to non-vested shares diluted	2,694,694	811,596	216,168
Net income attributable to common shareholders	67,160,418	51,123,689	34,037,197
Net income attributable to common shareholders diluted	$ 67,167,483	$ 51,125,233	$ 34,037,197
Weighted average number of shares, basic	35,237,059	37,166,449	37,961,560
Effect of dilutive shares	96,101	70,502	113
Weighted average number of shares outstanding	35,333,160	37,236,951	37,961,673
Earnings per share	$ 1.91	$ 1.38	$ 0.9
Earnings per share diluted	$ 1.9	$ 1.37	$ 0.9